Basis of Preparation	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Summary of significant accounting policies	Basis of Preparation
These unaudited condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and should be read in conjunction with the Group's last annual consolidated financial statements as at and for the year ended December 31, 2021. They do not include all the information required for a complete set of consolidated financial statements prepared in accordance with IFRS as issued by the IASB. However, selected explanatory notes are included to explain events and transactions that are significant to gain an understanding of the changes in the Group's financial position and performance since the last annual consolidated financial statements as at and for the year ended December 31, 2021.
The accounting policies set forth in the notes to those annual consolidated financial statements have been consistently applied to all periods presented, except as per below.
The condensed consolidated interim financial statements are presented in thousands of Swiss Francs (TCHF), unless stated otherwise.

The Group is monitoring the situation surrounding the COVID-19 pandemic and its potential impact on patients, the team, the partners and the business. During the six month period ended June 30, 2022 and as of the reporting date there were no major disruptions to the Group's operations as a result of the COVID-19 pandemic.. The Group continues to comply with all local and federal instructions as it relates to the safety of our employees, patients and citizens.
The business is not subject to any seasonality. Revenues largely depend on the underlying alliance contracts and the achievement of agreed milestones, while expenses are largely affected by the phase of the respective projects, particularly with regard to external research and development expenditures.
Due to rounding, the numbers presented in the financial statements might not precisely equal the accompanying notes.